Prepaid expenses and accrued income	12 Months Ended
Dec. 31, 2017
Prepaid expenses and accrued income
Prepaid expenses and accrued income

19. Prepaid expenses and accrued income

Non-current assets

EURm	2017	2016
R&D tax credits and other indirect tax receivables	174	254
Deposits	77	–
Other	117	74
Total	368	328

Current assets

EURm	2017	2016
Social security, R&D tax credits, VAT and other indirect taxes	552	560
Deposits	28	118
Accrued revenue	232	101
Divestment-related receivables	79	90
Other	368	427
Total	1 259	1 296